Fair Value Measurements	12 Months Ended
Nov. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 7—FAIR VALUE MEASUREMENTS:
The Company’s fair value measurements are classified and disclosed in one of the following three categories:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The following table summarizes the valuation of the Company’s investments and financial instruments that are measured at fair value on a recurring basis:

	As of November 30, 2020				As of November 30, 2019
		Fair value measurement category				Fair value measurement category
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$7,915	$7,915	$—	$—	$11,719	$11,719	$—	$—
Marketable equity securities	3,050	3,050	—	—	2,834	2,834	—	—
Forward foreign currency exchange contracts	209	—	209	—	3,090	—	3,090	—
Interest rate swaps	—	—	—	—	515	—	515	—

Liabilities:
Forward foreign currency exchange contracts	$3,232	$—	$3,232	$—	$532	$—	$532	$—
Interest rate swaps	115,726	—	115,726	—	83,428	—	83,428	—
The Company’s cash equivalents consist primarily of highly liquid investments in money market funds and term deposits with maturity periods of three months or less. The carrying values of cash equivalents approximate fair value since they are near their maturity. Investments in marketable equity securities, primarily comprising investments in other companies’ equity securities as per local customary business practice, are recorded at fair value based on quoted market prices. Investment in foreign government bond classified as available-for-sale
debt security is recorded at fair value based on quoted market prices. The fair values of forward exchange contracts are measured based on the foreign currency spot and forward rates quoted by the banks or foreign currency dealers. Fair values of long-term foreign currency exchange contracts are measured using valuations based upon quoted prices for similar assets and liabilities in active markets and are valued by reference to similar financial instruments, adjusted for terms specific to the contracts. Fair values of interest rate swaps are measured using standard valuation models using inputs that are readily available in public markets, or can be derived from observable market transactions, including LIBOR spot and forward rates. The effect of nonperformance risk on the fair value of derivative instruments was not material as of November 30, 2020 and 2019.
The carrying values of accounts receivable, accounts payable and short-term debt approximate fair value due to their short maturities and interest rates which are variable in nature. The carrying value of the Company’s term loans approximate their fair value since they bear interest rates that are similar to existing market rates.
During fiscal years 2020, 2019 and 2018, there were no transfers between the fair value measurement category levels.